Submission	Oct. 13, 2026
Submission [Line Items]
Central Index Key	0000081033
Registrant Name	PUBLIC SERVICE ELECTRIC & GAS CO
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES